STOCK OPTIONS (Details Narrative)	12 Months Ended
Dec. 31, 2025 $ / shares shares
STOCK OPTIONS
Maximum number of share available for stock option	15,000,000
Issued and outstanding common shares perctange	15.00%
Stock option granted	625,000
Weighted average grant-date fair value of options granted | $ / shares	$ 0.37